Events after the reporting date	9 Months Ended
Sep. 30, 2021
Events After Reporting Period [Abstract]
Events after the reporting date	Events after the reporting dateThe Company has evaluated its subsequent events through November 2, 2021, the date the unaudited condensed consolidated interim financial statements were available to be issued, and has concluded that there are no subsequent events requiring disclosure in these unaudited condensed consolidated interim financial statements.